CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock Shares	Common Stock Amount	Preferred Stock Shares	Preferred Stock Amount	Additional Paid-In Capital	Accumulated Deficit	Total
Balances at Sep. 30, 2014	278,053,877	278,054	51	0	206,411,222	(204,675,398)	2,013,878
Common stock issued for services	2,500,000	2,500			235,050		237,550
Options expense					$ 525,703		$ 525,703
Sales of common stock for cash	594,318	594			49,406		50,000
Common stock issued with notes payable	3,400,000	3,400			116,159		119,559
Stock issued for related party payables	849,805	850			52,684		53,534
Warrants issued with debt extinguishment					$ 220,703		$ 220,703
Warrants issued with notes payable					73,053		73,053
Warrants issued as deferred financing cost					$ 17,111		17,111
Net loss						$ (2,843,473)	$ (2,843,473)
Balances. at Sep. 30, 2015	285,398,000	285,398	51	0	207,701,091	(207,518,871)	467,618
Common stock issued for services and to contract miners	38,026,842	38,027			2,232,629		2,270,656
Options expense					$ 31,206		$ 31,206
Sales of common stock for cash	13,072,636	13,073			858,606		871,679
Stock placement fees					$ (25,000)		$ (25,000)
Common stock issued for conversion of notes payable and accrued interest	23,120,702	23,121			686,430		709,551
Common stock issued for accrued compensation and payable	4,339,324	4,339			219,497		223,836
Common stock issued for accrued liability	2,147,273	2,147			111,659		113,806
Warrants issued with debt extinguishment					$ 16,775		$ 16,775
Financial derivatives associated with convertible notes					$ 1,027,838		$ 1,027,838
Common stock issued as deferred financing cost	150,000	150			4,708		4,858
Net loss						$ (4,507,737)	$ (4,507,737)
Balances at Sep. 30, 2016	366,254,777	366,255	51	0	212,865,439	(212,026,608)	1,205,086